Schedule of general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of general and administrative expenses

	Year ended December 31, 2025	Year ended December 31, 2024
Legal, audit and accounting	$3,918	$948
Consulting fees	1,756	324
Salaries and wages	6,444	370
Office and travel	4,072	2,749
Marketing and shareholder communications	4,091	1,178
Other	240	586
	$20,521	$6,155